Net finance costs (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Summary of Net Finance Costs

		€ million	€ million	€ million
Net finance costs	Notes	2022	2021	2020
Finance costs		(811)	(501)	(672)
Bank loans and overdrafts		(44)	(34)	(32)
Interest on bonds and other loans(a)		(666)	(402)	(533)
Interest on lease liabilities		(72)	(72)	(82)
Net gain/(loss) on transactions for which hedge accounting is not applied(b)		(29)	7	(25)
On foreign exchange derivatives		123	(68)	275
Exchange difference on underlying items		(152)	75	(300)

Finance income		281	147	232
Pensions and similar obligations	4B	44	(10)	(9)

Net finance costs before non-underlying items(c)		(486)	(364)	(449)
Interest related to the UK tax audit of intangible income and centralised services	3	(7)	10	(56)
		(493)	(354)	(505)
(a)Interest on bonds and other loans includes the impact of interest rate derivatives that are part of hedge accounting relationships and the related recycling of results from the hedge accounting reserve. Includes an amount of €(20) million (2021: €(19) million) relating to unwinding of discount on deferred consideration for acquisitions.
(b)For further details of derivatives for which hedge accounting is not applied, please refer to note 16C.
(c)See note 3 for explanation of non-underlying items.